RISK ASSURANCE LIABILITIES	12 Months Ended
Dec. 31, 2023
RISK ASSURANCE LIABILITIES
RISK ASSURANCE LIABILITIES

13.RISK ASSURANCE LIABILITIES

The movement of risk assurance liabilities during the year ended December 31, 2022 was as follows:

As of December 31,
2022
RMB
Balance at the beginning of the year	699,022,914
Fair value of risk assurance liabilities upon the inception of new loans	45,521,150
Performed risk assurance liabilities	(642,104,046)
Net loss on risk assurance liabilities	299,863,403
Balance at the end of the year	402,303,421

Due to the adoption of ASC 326 as of January 1, 2023, risk assurance liabilities are presented separately into deferred guarantee income, which represents the non-contingent portion of risk assurance liabilities, and contingent risk assurance liabilities in which the movement during the year ended December 31, 2023 was as follows:

	As of December 31, 2023
	Deferred guarantee income		Contingent risk assurance liabilities
	RMB	US$	RMB	US$
Balance at the beginning of the year	298,306,038	42,015,526	103,997,383	14,647,725
Adjustment due to the adoption of ASC 326	—	—	302,406,744	42,593,099
Fair value of risk assurance liabilities upon the inception of new loans	34,006	4,790	—	—
Performed risk assurance liabilities	—	—	(306,894,746)	(43,225,221)
Net loss on contingent risk assurance liabilities	—	—	25,631,610	3,610,137
Recognized as guarantee income	(212,121,156)	(29,876,640)	—	—
Balance at the end of the year	86,218,888	12,143,676	125,140,991	17,625,740

The maximum potential undiscounted future payment which the Company would be required to make under its risk assurance obligation was RMB16,506,729,778 and RMB4,855,945,998 (US$683,945,689) as of December 31, 2022 and 2023, respectively. The term of the risk assurance obligation ranges from 12 months to 60 months, as of December 31, 2022 and 2023.